TAX PAYABLE (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER PAYABLES
Valued Added Tax ("VAT") Payables	$ 63,666	$ 0
Income tax	489,421	0
Others	3,715	0
Total tax payables	$ 556,802	$ 0